SHARE-BASED COMPENSATION - Schedule Of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of share option activity
Outstanding beginning balance	55,831,980	68,361,198	82,475,968
Granted	120,000		8,424
Exercised	(10,247,906)	(11,810,406)	(12,413,256)
Forfeited	(1,025,846)	(718,812)	(1,709,938)
Outstanding ending balance	44,678,228	55,831,980	68,361,198	82,475,968
Vested and expected to vest as of December 31, 2024	44,678,228
Exercisable as of December 31, 2024	38,248,408
Weighted average exercise price
Outstanding beginning balance	$ 3.04	$ 2.9	$ 2.71
Granted	6.03		0
Exercised	2.57	2.16	1.59
Forfeited	4.83	4.09	3.39
Outstanding ending balance	3.11	$ 3.04	$ 2.9	$ 2.71
Vested and expected to vest as of December 31, 2024	3.11
Exercisable as of December 31, 2024	$ 2.91
Additional disclosure
Weighted average remaining contractual life of options outstanding	5 years 5 months 8 days	6 years 4 months 2 days	7 years 2 months 23 days	8 years 18 days
Weighted average remaining contractual life of options vested and expected to vest	5 years 5 months 8 days
Weighted average remaining contractual life of options exercisable	5 years 3 months 10 days
Aggregate intrinsic value of options outstanding	$ 169,354	$ 294,189	$ 498,336	$ 1,214,916
Aggregate intrinsic value of options vested and expected to vest	169,354
Aggregate intrinsic value of options exercisable	$ 152,763
Weighted average grant-date fair value of options outstanding	$ 3.25	$ 3.15	$ 2.99	$ 2.82
Weighted average grant-date fair value of options vested and expected to vest	3.25
Weighted average grant-date fair value of options exercisable	2.81
Weighted average grant-date fair value of options granted	$ 0.1		$ 12.13